Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0001969928
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42483
Entity Registrant Name	TJGC GROUP LIMITED
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit F
Entity Address, Address Line Two	12/F Kaiser Estate Phase 1 41 Man Yue Street
Entity Address, Address Line Three	Hunghom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	TJGC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	15,300,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of TJGC Group Limited (formerly known as Ctrl Group Limited) and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the two years in the period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the two years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Kreit & Chiu CPA LLP
Auditor Location	Los Angeles, California
Auditor Firm ID	6651
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Contact Personnel Name	Bin Guo
Entity Address, Address Line One	Unit F
Entity Address, Address Line Two	12/F Kaiser Estate Phase 1 41 Man Yue Street
Entity Address, Address Line Three	Hunghom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+ 86
Local Phone Number	13828872862
Entity Address, Postal Zip Code	00000